SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total cash	$ 2,125,656	$ 3,027,033	$ 2,886,189
Percentage of concentrations of credit risk	100.00%	100.00%	100.00%
United States [Member]
Total cash	$ 873,663	$ 1,700,024	$ 360,559
Percentage of concentrations of credit risk	41.10%	56.20%	12.50%
China [Member]
Total cash	$ 1,251,993	$ 1,327,009	$ 2,525,630
Percentage of concentrations of credit risk	58.90%	43.80%	87.50%